Cover	Sep. 29, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 29, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39092
Entity Registrant Name	SHAPEWAYS HOLDINGS, INC.
Entity Central Index Key	0001784851
Entity Tax Identification Number	87-2876494
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30-02 48th Avenue
Entity Address, City or Town	Long Island City
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11101
City Area Code	646
Local Phone Number	979-9885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SHPW
Security Exchange Name	NYSE
Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	SHPW WS
Security Exchange Name	NYSE